Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2024
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Summary of Lease Liabilities Explanatory
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

(in thousands)	June 30 2024	December 31 2023

Current portion	$435	$604

Long-term portion	5,301	5,625

Total lease liabilities	$5,736	$6,229

Summary of Finance Lease Maturity Analys is Explanatory
The maturity analysis, on an undiscounted basis, of these leases is as follows:

(in thousands)	June 30 2024

Not later than 1 year	$708

Later than 1 year and not later than 5 years	2,554

Later than 5 years	4,249

Total lease liabilities	$7,511

Summary of Company's Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2024	2023	2024	2023

Costs related to undrawn credit facilities	16.1	$1,340	$1,272	$2,677	$2,589

Interest expense - lease liabilities	16.2	72	36	145	53

Letters of guarantee		(113)	44	(81)	89

Total finance costs		$1,299	$1,352	$2,741	$2,731